Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt
Debt

Note 12. Debt

Our long-term debt at March 31, 2023 and December 31, 2022 is as follows:

(Thousands)	March 31, 2023	December 31, 2022
Term loan facility	$170,625	$175,000
Revolving credit facility	55,000	—
International trade finance lines	42,855	42,905
International notes payable	1,528	1,750
Other loans	21	25
Total debt	270,029	219,680
Unamortized debt costs	(2,602)	(2,769)
Current maturities of long-term debt	(9,287)	(11,504)
Short-term debt	(42,855)	(42,905)
Long-term debt, net	$215,285	$162,502

Credit Agreement

On August 29, 2022, the Company entered into a credit agreement (the “Credit Agreement”) among the Company, Westrock Beverage Solutions, LLC, as the borrower (the “Borrower”), Wells Fargo Bank, N.A., as administrative agent, collateral agent, and swingline lender, Wells Fargo Securities, LLC, as sustainability structuring agent, and each issuing bank and lender party thereto. The

Credit Agreement includes (a) a senior secured first lien revolving credit facility in an initial aggregate principal amount of $175.0 million (the “Revolving Credit Facility”) and (b) a senior secured first lien term loan facility in an initial aggregate principal amount of $175.0 million (the “Term Loan Facility”). Proceeds from the Term Loan Facility were used for paying off existing indebtedness. The Revolving Credit Facility and the Term Loan Facility will mature on August 29, 2027. All obligations under the Credit Agreement are guaranteed by the Company and each of the Borrower’s domestic subsidiaries, which comprise our Beverage Solutions segment, and are secured by substantially all of the Company’s assets.

Borrowings under the Revolving Credit Facility and the Term Loan Facility will bear interest, at the Borrower’s option, initially at an annual rate equal to (i) Term SOFR plus a credit spread adjustment of 0.10% for loans with an interest period of one month, 0.15% for loans with an interest period of three months and 0.25% for loans with an interest period of six months, as applicable, (the “Adjusted Term SOFR”) or (ii) the base rate (determined by reference to the greatest of (i) the rate of interest last quoted by The Wall Street Journal in the U.S. as the prime rate in effect, (ii) the NYFRB Rate from time to time plus 0.50% and (iii) the Adjusted Term SOFR for a one month interest period plus 1.00%, (the “Base Rate”)), in each case plus the Applicable Margin. The Applicable Margin ranges from 1.50% to 2.50% for Adjusted Term SOFR loans and from 0.50% to 1.50% for Base Rate loans, in each case depending on the total net leverage ratio. Commitment fees on the daily unused amount of commitments under the Revolving Credit Facility range from 0.20% to 0.35% depending on the total net leverage ratio. At March 31, 2023, we had $55.0 million of outstanding borrowings under the Revolving Credit Facility, with a weighted average interest rate of 7.3%, and the interest rate applicable to our Term Loan Facility was 7.4%.

The Term Loan Facility requires quarterly principal payments during the first three years of approximately $2.2 million (1.25% of the original principal balance). Quarterly payments increase to approximately $3.3 million and $4.4 million (1.875% and 2.5% of the original principal balance) during the fourth and fifth years, respectively.

We incurred $6.0 million of financing fees in connection with the Credit Agreement. $3.0 million of the fees were allocated to the Term Loan Facility and are being amortized utilizing the frozen effective yield method based on the interest rate in place at the issuance of the Term Loan Facility. $3.0 million of the fees were allocated to the Revolving Credit Facility, are reported within other long-term assets on the Condensed Consolidated Balance Sheets and are being amortized ratably over the term of the Revolving Credit Facility.

On February 14, 2023, the Company entered into an Incremental Assumption Agreement and Amendment No. 1 (the “Amendment”) to its Credit Agreement, which established a new class of incremental term loan commitments in the form of a senior secured delayed draw term loan credit facility (the “Delayed Draw Term Loan Facility”) in the aggregate principal amount of $50.0 million, proceeds of which may be used to fund capital expenditures related to our extract and ready-to-drink facility in Conway, Arkansas, or for general corporate purposes.

The interest rates under the Delayed Draw Term Loan Facility are the same as the interest rates with respect to the initial term loans under the existing Term Loan Facility, and the commitment fees applying to the unused portion of the Delayed Draw Term Loan Facility are the same as the commitment fees with respect to the Revolving Credit Facility. Any delayed draw term loan funded under the Delayed Draw Term Loan Facility will mature on August 29, 2027. As of the date of this Quarterly Report on Form 10-Q, no borrowings have been made under the Delayed Draw Term Loan Facility.

We had $2.6 million of standby letters of credit outstanding at March 31, 2023.

The Credit Agreement contains two financial covenants requiring maintenance of a total net leverage ratio not to exceed 4.50 to 1.00, with a stepdown to 4.00 to 1.00 on the 18-month anniversary of the closing date of Credit Agreement (with an option to increase to 4.50 to 1.00 following certain permitted acquisitions), and an interest coverage ratio of at least 1.50 to 1.00 (the “Financial Covenants”). As of March 31, 2023, the Company was in compliance with the Financial Covenants.

International Debt and Lending Facilities

On March 21, 2023, the Company entered into a $70 million working capital trade finance facility with multiple financial institutions through its subsidiary, Falcon. The facility replaced Falcon’s then existing working capital trade finance facility. The new facility is uncommitted and repayable on demand, with certain of Falcon’s assets pledged as collateral against the facility. The new facility will mature one year from inception. Borrowings under the new facility will bear interest at the borrower’s option at a rate equal to (a) Term SOFR, as defined in the new facility, plus a margin of 4.00% plus a liquidity premium set by the lender at the time of borrowing or (b) the Base Rate (determined by reference to the greatest of (i) the Prime Rate, as defined in the new facility, at such time, (ii) one-half of 1.00% in excess of the Federal Funds Effective Rate, as defined in the new facility, at such time, and (iii) Term SOFR for a one-month tenor in effect at such time plus 1.00%). At March 31, 2023, there was $35.0 million outstanding under the facility, which is recorded in short-term debt in the Condensed Consolidated Balance Sheets. Falcon’s facility contains certain restrictive financial covenants which require Falcon to maintain certain levels of working capital, debt, and net worth. Falcon was in compliance with these financial covenants as of March 31, 2023.

Westrock Coffee International, LLC, through its subsidiary Rwanda Trading Company, maintains two mortgage-backed lending facilities with a local bank in Rwanda: (a) a short-term trade finance facility with a balance of $7.8 million at March 31, 2023 and (b) a long-term note payable with a balance of $1.5 million at March 31, 2023.

Note 12. Debt

Our long-term debt as of December 31, 2022 and 2021 was as follows:

(Thousands)	December 31, 2022	December 31, 2021
Term loan facility	$175,000	$—
Prior term loan facility	—	235,668
Prior ABL facility	—	51,890
International trade finance lines	42,905	4,510
International notes payable	1,750	3,126
Other loans	25	25
Total debt	219,680	295,219
Unamortized debt costs	(2,769)	(4,910)
Current maturities of long-term debt	(11,504)	(8,735)
Short-term debt	(42,905)	(4,510)
Long-term debt, net	$162,502	$277,064

The following table summarizes our long-term debt payments required in each of the next five years and thereafter:

(Thousands)
2023	$11,504
2024	9,367
2025	10,244
2026	14,408
2027	131,252
Thereafter	—
Total	$176,775

Credit Agreement

On August 29, 2022, the Company entered into a credit agreement (the “Credit Agreement”) among the Company, Westrock Beverage Solutions, LLC, as the borrower (the “Borrower”), Wells Fargo Bank, N.A., as administrative agent, collateral agent, and swingline lender, Wells Fargo Securities, LLC, as sustainability structuring agent, and each issuing bank and lender party thereto. The Credit Agreement includes (a) a senior secured first lien revolving credit facility in an initial aggregate principal amount of $175.0 million (the “Revolving Credit Facility”) and (b) a senior secured first lien term loan facility in an initial aggregate principal amount of $175.0 million (the “Term Loan Facility”). Proceeds from the Term Loan Facility were used for paying off existing indebtedness. The Revolving Credit Facility and the Term Loan Facility will mature on August 29, 2027. All obligations under the Credit Agreement are guaranteed by the Company and each of the Borrower’s domestic subsidiaries, which comprise our Beverage Solutions segment, and are secured by substantially all of the Company’s assets.

Borrowings under the Revolving Credit Facility and the Term Loan Facility will bear interest, at the Borrower’s option, initially at an annual rate equal to (i) Term SOFR plus a credit spread adjustment of 0.10% for loans with an interest period of one month, 0.15% for loans with an interest period of three months and 0.25% for loans with an interest period of six months, as applicable, (the “Adjusted Term SOFR”) or (ii) the base rate (determined by reference to the greatest of (i) the rate of interest last quoted by The Wall Street Journal in the U.S. as the prime rate in effect, (ii) the NYFRB Rate from time to time plus 0.50% and (iii) the Adjusted Term SOFR for a one month interest period plus 1.00%, (the “Base Rate”)), in each case plus the Applicable Margin. The Applicable Margin ranges from 1.50% to 2.50% for Adjusted Term SOFR loans and from 0.50% to 1.50% for Base Rate loans, in each case depending on the total net leverage ratio. Commitment fees on the daily unused amount of commitments under the Revolving Credit Facility range from 0.20% to 0.35% depending on the total net leverage ratio. At December 31, 2022, the Revolving Credit Facility was undrawn (other than the standby letters of credit outstanding described below) and the interest rate applicable to our Term Loan Facility was 5.7%.

The Term Loan Facility requires quarterly principal payments during the first three years of approximately $2.2 million (1.25% of the original principal balance). Quarterly payments increase to approximately $3.3 million and $4.4 million (1.875% and 2.5% of the original principal balance) during the fourth and fifth years, respectively.

We incurred $6.0 million of financing fees in connection with the Credit Agreement. $3.0 million of the fees were allocated to the Term Loan Facility and are being amortized utilizing the frozen effective yield method based on the interest rate in place at the issuance of the Term Loan Facility. $3.0 million of the fees were allocated to the Revolving Credit Facility, are reported within other long-term assets on the Consolidated Balance Sheets and are being amortized ratably over the term of the Revolving Credit Facility.

We had $2.6 million of standby letters of credit outstanding at December 31, 2022.

The Credit Agreement contains two financial covenants requiring maintenance of a total net leverage ratio not to exceed 4.50 to 1.00, with a stepdown to 4.00 to 1.00 on the 18-month anniversary of the closing date of the Credit Agreement (with an option to increase to 4.50 to 1.00 following certain permitted acquisitions), and an interest coverage ratio of at least 1.50 to 1.00 (the “Financial Covenants”). At December 31, 2022, and the date of these financial statements, we were in compliance with the Financial Covenants.

Prior Term Loan Facility

On February 28, 2020, Westrock Beverage Solutions, LLC, as borrower, borrowed $240.0 million of term loans from various financial institutions pursuant to a loan and security agreement (the “Prior Term Loan Agreement”) (such term loans, the “Prior Term Loan Facility”). In connection with the Closing, all outstanding Prior Term Loan Facility balances were repaid, and the associated Prior Term Loan Agreement was terminated. The Company paid a $1.6 million early termination fee, and wrote off $4.0 million of unamortized deferred financing fees associated with the termination of the Prior Term Loan Facility, which are recorded within interest expense on the Consolidated Statement of Operations.

Prior ABL Facility

On February 28, 2020, Westrock Beverage Solutions, LLC, as borrower, entered into a loan and security agreement with Bank of America as administrative agent (the “Prior ABL Credit Agreement”) that created an asset-based loan of $90.0 million (the “Prior ABL Facility”). In connection with the Closing, all outstanding Prior ABL Facility balances were repaid, and the associated Prior ABL Credit Agreement was terminated. Upon termination, we wrote off $0.3 million of the $1.3 million unamortized deferred financing fees associated with the Prior ABL Facility, which are recorded within interest expense on the Consolidated Statement of Operations. The remaining unamortized deferred financing fees were allocated to the new Revolving Credit Facility and will be amortized over the life of the Revolving Credit Facility. Outstanding letters of credit under the Prior ABL Facility were replaced by letters of credit under the Credit Agreement.

International Debt and Lending Facilities

Falcon maintains a working capital trade finance facility with multiple financial institutions, which prior to March 16, 2022, was agented by Brown Brothers Harriman (“BBH”), a related party of the Company through its equity interests in the Company, and was reported as short-term related party debt on the Consolidated Balance Sheets. On March 16, 2022, Falcon refinanced its working capital trade finance facility, and the facility was transferred to different lenders with the same terms as the previous facility. At the time of refinance, there was $49.3 million outstanding under the facility. The new facility is uncommitted and repayable on demand. Certain of Falcon’s assets with a net book amount of $39.8 million have been pledged as collateral against the facility as of December 31, 2022. On April 29, 2022, the facility size increased from $50.0 million to $55.0 million and subsequently, on June 16, 2022, the facility size increased to $62.5 million. On December 9, 2022, the facility size decreased from $62.5 million to $47.5 million and subsequently, on December 20, 2022, the facility was modified for various definitions, clauses and schedules within the facility agreement.

At December 31, 2022, there was $36.3 million outstanding under the facility, which is recorded in short-term debt in the Consolidated Balance Sheets. Interest is payable monthly at the U.S. Prime Rate plus 2.50%, subject to a minimum rate of 5.00%. The facility carries an agent fee of 0.25% of total available capital. Availability under the facility is subject to a borrowing base calculation. Falcon’s facility contains certain restrictive financial covenants which require Falcon to maintain certain levels of working capital, debt, and net worth. Falcon was in compliance with these financial covenants as of December 31, 2022, and the date of these financial statements.

Westrock Coffee International, LLC, through its subsidiary Rwanda Trading Company, maintains two stock and mortgage-backed lending facilities with a local bank in Rwanda: a short-term trade finance facility with a balance of $6.6 million at December 31, 2022 and a long-term note payable with a balance of $1.8 million at December 31, 2022.

Subordinated Related Party Debt

On February 28, 2020, we issued $13.3 million of subordinated debt (the “Subordinated Notes”) to Wooster Capital, LLC (“Wooster”) and Jo Ellen Ford, related parties of the Company through their equity ownership and relation with Joe Ford, the chairman of our board of directors. The Subordinated Notes provided for maturity on the earlier of (i) six months after the Prior Term Loan Facility due in 2025 was paid in full or (ii) 10 years from the date of issuance (February 2030). Interest was payable quarterly at the end of each calendar quarter at a rate of 6% per annum.

Substantially concurrently with the Closing and pursuant to the terms of their respective subscription agreements with the Company, Wooster and Jo Ellen Ford contributed their respective Subordinated Notes to the Company and in exchange for such contribution, the Company issued Common Shares to Wooster and Jo Ellen Ford. The Company issued a total of 1,330,000 Common Shares in exchange for the contribution of the Subordinated Notes, which were subsequently extinguished.

In connection with the Transaction, on July 14, 2022, pursuant to the terms of the subscription agreement entered into between the Company and Wooster, in which Wooster agreed to subscribe for and purchase, and the Company agreed to issue and sell to Wooster, prior to and substantially concurrently with the Closing, an aggregate of 2,150,000 Common Shares at a purchase price of $10.00 per share, for aggregate gross proceeds of $21,500,000 to the Company, Wooster pre-funded $11.7 million of its commitment (the “Wooster Pre-fund”) and in exchange thereof was issued a subordinated convertible note by the Company (the “Convertible Note”). The Convertible Note had a principal amount of $11.7 million, a maturity of one year and an interest rate of 8% per annum which was payable quarterly on the last business day of each quarter. On August 26, 2022, in connection with the Closing, the Convertible Note automatically converted, in accordance with its terms, into 1,170,000 Common Shares.